Expense Example - Class K Shares - BlackRock Floating Rate Income Portfolio - Class K Shares	Dec. 29, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	$ 834